Accounts Receivables - Schedule of Accounts Receivables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Total net	R$ 1,803,998	R$ 997,893
Accounts receivable
Disclosure of financial assets [line items]
Total local currency	1,637,811	888,451
Total foreign currency	190,271	127,259
Allowance for expected credit losses	(24,084)	(17,817)	R$ (16,131)
Accounts receivable | Carrying amount
Disclosure of financial assets [line items]
Total net	1,828,082	1,015,710
Accounts receivable | Credit card companies
Disclosure of financial assets [line items]
Total local currency	1,109,197	411,092
Total foreign currency	15,913	19,211
Accounts receivable | Cargo and travel agencies
Disclosure of financial assets [line items]
Total local currency	282,438	209,621
Accounts receivable | Travel package financing entities
Disclosure of financial assets [line items]
Total local currency	135,168	106,824
Accounts receivable | TudoAzul Program partners
Disclosure of financial assets [line items]
Total local currency	69,035	128,018
Accounts receivable | Others
Disclosure of financial assets [line items]
Total local currency	41,973	32,896
Total foreign currency	29,582	27,073
Accounts receivable | Airline partner companies
Disclosure of financial assets [line items]
Total foreign currency	39,612	36,693
Accounts receivable | Reimbursement receivable for maintenance reserves
Disclosure of financial assets [line items]
Total foreign currency	78,801	18,197
Accounts receivable | Clearinghouse - agencies and cargo
Disclosure of financial assets [line items]
Total foreign currency	R$ 26,363	R$ 26,085